UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F-HR/A

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [X]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
FILED ON 10/28/02 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-661-7022
Signature, Place and Date of Signing:

 James E. Buck, II   Greenwich, Connecticut   January 28, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    88949

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADMIRALTY BANCORP INC COM      COMMON STOCK     007231103     1561    60900 SH       SOLE                  60900        0        0
D BK OF THE NWEST COM STK        COMMON STOCK     064206105     2337   105500 SH       SOLE                 105500        0        0
D CHEMFIRST INC COM              COMMON STOCK     16361A106     5322   185044 SH       SOLE                 185044        0        0
D COMMONWEALTH BANCORP INC       COMMON STOCK     20268X102     3910    85000 SH       SOLE                  85000        0        0
D FEI CO COM                     COMMON STOCK     30241L109      243    16800 SH       SOLE                  16800        0        0
D FIFTH THIRD BANCORP COM        COMMON STOCK     316773100      410     6700 SH       SOLE                   6700        0        0
D GOLDEN STATE BANCORP  COM STK  COMMON STOCK     381197102    23060   690600 SH       SOLE                 690600        0        0
D HOWELL CORP COM                COMMON STOCK     443051107     2053   100000 SH       SOLE                 100000        0        0
D HOWELL CORP PFD SER A CONV     PFRD STK CONV SU 443051206     1957    25900 SH       SOLE                  25900        0        0
D NATIONAL GOLF PROPERTIES INC   REITS/RICS       63623G109      148    12900 SH       SOLE                  12900        0        0
D PURE RESOURCES INCORPORATED    COMMON STOCK     74622E102     3123   139400 SH       SOLE                 139400        0        0
D SPEEDFAM-IPEC INC              COMMON STOCK     847705100      672   181100 SH       SOLE                 181100        0        0
D SYNCOR INTERNATIONAL CORP (DEL COMMON STOCK     87157J106    10127   315390 SH       SOLE                 315390        0        0
D TRW INC                        COMMON STOCK     872649108    30458   520200 SH       SOLE                 520200        0        0
D UNILAB CORP NEW                COMMON STOCK     904763208     1569    74800 SH       SOLE                  74800        0        0
D VIB CORP                       COMMON STOCK     91823H106      749    50000 SH       SOLE                  50000        0        0
D WARREN BANCORP INC COM         COMMON STOCK     934710104     1250    80000 SH       SOLE                  80000        0        0
S REPORT SUMMARY                  17 DATA RECORDS              88949        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED